Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments and Fair Value Disclosures
Schedule of company's charter revenues	For the six months ended June 30, Charterer 2023 2022 Cargill International SA 16% 18% Koch Shipping PTE LTD. Singapore * 15% *Less than 10%
Schedule of other fair value measurements
Description (in thousands of US Dollars) December 31, 2022
Quoted Prices in
Active Markets
(Level 1)
Non-recurring fair value measurements
Long-lived assets held for use (1) $ 67,909 $ 67,909
Total

non-recurring fair value
measurements 67,909 67,909
June 30, 2023
Quoted Prices in
Active Markets
(Level 1)
Significant Other
Observable Inputs
(Level 2)
Non-recurring fair value measurements
Equity method investments (2) $ 4,519 $ $ 4,519
Long-lived assets held for use (3) 7,809 7,809
Total

non-recurring fair value
measurements $ 12,328 $ 7,809 $ 4,519